SCHEDULE OF DILUTIVE NET LOSS PER COMMON SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to unvested stock awards		50	16	643
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to unvested stock awards	6,647	6,647	6,647	6,647
Placement Agent Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to unvested stock awards	959	959
Placement Agent [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to unvested stock awards	3,096	3,096
Series J Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to unvested stock awards	2,976,192
Series J PAW's Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to unvested stock awards	104,167
Unvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to unvested stock awards	142,747	52	52	218